Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 1,061,011		$ 1,970,346
US$
Short Term And Long Term Deposits [Line Items]
Short-term deposits	702,450		1,596,592
RMB
Short Term And Long Term Deposits [Line Items]
Short-term deposits	300,869	¥ 2,162,766	$ 373,754	¥ 2,647,185
Others
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 57,692